UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-8092
Salomon Brothers Worldwide Income Fund Inc.
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-800-725-6666
Date of fiscal year end: October 31
Date of reporting period: July 31, 2006

ITEM 1. SCHEDULE OF INVESTMENTS

SALOMON BROTHERS WORLDWIDE
INCOME FUND INC.
FORM N-Q
JULY 31, 2006

SALOMON BROTHERS WORLDWIDE INCOME FUND INC.

Schedule of Investments (unaudited)	July 31, 2006

FACE
AMOUNT†		SECURITY	VALUE

SOVEREIGN BONDS — 79.5%
Argentina — 3.6%
		Republic of Argentina:
5,000,000	DEM	10.500% due 11/14/02 (a)	$938,095
3,500,000	DEM	7.000% due 3/18/04 (a)	690,927
185,500		4.889% due 8/3/12 (b)	172,243
1,993,705	ARS	Bonds, 2.000% due 1/3/10 (b)	1,259,590
4,727,580	ARS	Discount Bonds, 5.830% due 12/31/33 (b)	1,769,311
		GDP Linked Securities:
29,967,661	ARS	0.000% due 12/15/35 (b)	827,736
1,700,000	EUR	0.000% due 12/15/35 (b)	200,706
1,565,000		0.000% due 12/15/35 (b)	147,893
		Medium-Term Notes:
1,800,000	EUR	7.000% due 3/18/04 (a)	697,844
2,000,000,000	ITL	7.000% due 3/18/04 (a)	397,149

		Total Argentina	7,101,494

Brazil — 17.2%
		Federative Republic of Brazil:
14,302,000		11.000% due 8/17/40	18,356,617
		Collective Action Securities:
2,130,000		8.750% due 2/4/25	2,462,813
11,897,000		Notes, 8.000% due 1/15/15 (c)	12,899,322
161		MYDFA, 5.938% due 9/15/07 (b)(d)	161

		Total Brazil	33,718,913

Chile — 0.4%
747,000		Republic of Chile, 5.500% due 1/15/13 (c)	738,510

Colombia — 3.9%
		Republic of Colombia:
3,240,000		11.750% due 2/25/20	4,471,200
2,175,000		8.125% due 5/21/24	2,332,688
675,000		10.375% due 1/28/33	891,000

		Total Colombia	7,694,888

Ecuador — 1.6%
3,015,000		Republic of Ecuador, 9.000% due 8/15/30 (b)(d)	3,060,225

El Salvador — 1.7%
		Republic of El Salvador:
1,460,000		7.750% due 1/24/23 (d)	1,576,800
1,665,000		8.250% due 4/10/32 (d)	1,794,038

		Total El Salvador	3,370,838

Indonesia — 0.5%
825,000		Republic of Indonesia, 8.500% due 10/12/35 (d)	934,024

Malaysia — 3.0%
5,936,000		Penerbangan Malaysia Berhad, 5.625% due 3/15/16 (d)	5,806,150

Mexico — 12.9%
		United Mexican States:
2,430,000		11.375% due 9/15/16	3,408,075
9,750,000		8.125% due 12/30/19	11,388,000
		Medium-Term Notes:
2,700,000		5.625% due 1/15/17	2,594,025
2,585,000		8.300% due 8/15/31	3,111,048
		Series A:
See Notes to Schedule of Investments.

SALOMON BROTHERS WORLDWIDE INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2006

FACE
AMOUNT†	SECURITY	VALUE

Mexico — 12.9% (continued)
4,136,000	6.375% due 1/16/13	$4,258,012
435,000	6.625% due 3/3/15	454,466

	Total Mexico	25,213,626

Panama — 4.8%
	Republic of Panama:
5,503,000	7.250% due 3/15/15	5,694,229
1,290,000	9.375% due 4/1/29	1,589,925
2,296,000	6.700% due 1/26/36	2,186,940

	Total Panama	9,471,094

Peru — 3.7%
	Republic of Peru:
200,000	9.125% due 2/21/12	225,200
1,814,000	8.750% due 11/21/33	2,104,240
	PDI:
4,759,750	5.000% due 3/7/17 (b)	4,676,454
172,220	5.000% due 3/7/17 (b)(d)	169,637

	Total Peru	7,175,531

Philippines — 1.5%
	Republic of the Philippines:
1,068,000	9.500% due 10/21/24	1,244,220
1,265,000	10.625% due 3/16/25 (h)	1,623,912

	Total Philippines	2,868,132

Russia — 12.6%
	Russian Federation:
3,940,000	11.000% due 7/24/18 (d)	5,545,550
760,000	12.750% due 6/24/28 (d)	1,322,400
16,454,000	5.000% due 3/31/30 (b)(d)	17,919,229

	Total Russia	24,787,179

South Africa — 1.5%
2,925,000	Republic of South Africa, 6.500% due 6/2/14	3,012,750
Turkey — 4.0%
	Republic of Turkey:
1,490,000	11.500% due 1/23/12	1,780,550
730,000	11.000% due 1/14/13	866,875
425,000	7.250% due 3/15/15	423,938
2,142,000	11.875% due 1/15/30 (h)	3,117,949
1,186,000	8.000% due 2/14/34	1,206,755
463,000	Collective Action Securities, Notes, 9.500% due 1/15/14	520,296

	Total Turkey	7,916,363

Uruguay — 1.0%
	Republic of Uruguay, Benchmark Bonds:
500,000	7.500% due 3/15/15	510,750
1,468,567	7.875% due 1/15/33 (e)	1,446,538

	Total Uruguay	1,957,288

Venezuela — 5.6%
	Bolivarian Republic of Venezuela:
2,575,000	5.375% due 8/7/10 (d)	2,488,093
5,836,000	5.750% due 2/26/16	5,348,694
434,000	7.650% due 4/21/25	457,219
	Collective Action Securities:
See Notes to Schedule of Investments.

SALOMON BROTHERS WORLDWIDE INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2006

FACE
AMOUNT†		SECURITY	VALUE

Venezuela — 5.6% (continued)
2,200,000		6.511% due 4/20/11 (b)(d)	$2,212,100
445,000		10.750% due 9/19/13	541,009

		Total Venezuela	11,047,115

		TOTAL SOVEREIGN BONDS (Cost — $149,604,155)	155,874,120

CORPORATE BONDS & NOTES — 15.6%
Brazil — 0.4%
750,000		Vale Overseas Ltd., Notes, 6.250% due 1/11/16	743,250

Chile — 1.8%
1,125,000		Corporacion Nacional del Cobre-Codelco, Notes, 5.500% due 10/15/13 (d)	1,097,682
		Enersis SA:
1,471,000		Bonds, 7.375% due 1/15/14	1,518,078
841,000		Notes, 7.400% due 12/1/16	870,385

		Total Chile	3,486,145

Mexico — 5.4%
		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes:
130,000		10.250% due 6/15/07	133,737
120,000		9.375% due 5/1/12	128,100
50,000		12.500% due 6/15/12	55,250
		Pemex Project Funding Master Trust:
6,750,000		9.125% due 10/13/10	7,502,625
250,000		8.000% due 11/15/11	270,625
1,100,000		Guaranteed Bonds, 9.500% due 9/15/27	1,395,350
13,000,000	MXN	Telefonos de Mexico SA de CV, Senior Notes, 8.750% due 1/31/16	1,142,964

		Total Mexico	10,628,651

Russia — 7.5%
7,900,000		Gaz Capital SA, Notes, 8.625% due 4/28/34 (d)	9,549,520
3,460,000		Russian Agricultural Bank, Notes, 7.175% due 5/16/13 (d)	3,515,360
1,700,000		TNK-BP Finance SA, 7.500% due 7/18/16 (d)	1,722,003

		Total Russia	14,786,883

Venezuela — 0.5%
1,000,000		Petrozuata Finance Inc., 8.220% due 4/1/17 (d)	982,500

		TOTAL CORPORATE BONDS & NOTES (Cost — $30,191,742)	30,627,429

CONTRACTS

PURCHASED OPTIONS — 0.0%
6,000,000	EUR	Argentina, Call @ 30 EUR, expires 8/15/06	22,975
6,000,000	EUR	Argentina, Call @ 30 EUR, expires 9/27/06	22,974

		TOTAL PURCHASED OPTIONS (Cost — $514,158)	45,949

WARRANTS

WARRANTS — 0.7%
23,180		Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20	822,890
46,000		United Mexican States, Series XW05, Expires 11/9/06*	161,000
36,750		United Mexican States, Series XW10, Expires 10/10/06*	137,812
35,000		United Mexican States, Series XW20, Expires 9/1/06*	245,000

		TOTAL WARRANTS (Cost — $349,375)	1,366,702

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $180,659,430)	187,914,200

See Notes to Schedule of Investments.

SALOMON BROTHERS WORLDWIDE INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2006

FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS(c) — 4.2%
Repurchase Agreement — 4.1%
$8,073,000	Merrill Lynch, Pierce, Fenner & Smith Inc. repurchase agreement dated 7/31/06, 5.250% due 8/1/06; Proceeds at maturity — $8,074,177; (Fully collateralized by U.S. Treasury Note, 4.500% due 11/15/15; Market value — $8,238,312) (Cost — $8,073,000)	$8,073,000

U.S. Government Agencies — 0.1%
100,000	Federal Home Loan Mortgage Corp. (FHLMC), Discount Notes, Series RB, 5.294% due 9/26/06 (f)(g)	99,190
50,000	Federal National Mortgage Association (FNMA), Discount Notes, 5.236% due 9/25/06 (f)(g)	49,606

	Total U.S. Government Agencies (Cost — $148,794)	148,796

	TOTAL SHORT-TERM INVESTMENTS (Cost — $8,221,794)	8,221,796

	TOTAL INVESTMENTS — 100.0% (Cost — $188,881,224#)	$196,135,996

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is currently in default.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2006.

(c)	All or a portion of this security is segregated for open futures contracts, extended settlements and reverse repurchase agreements.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(f)	All or a portion of this security is held as collateral for open futures contracts.

(g)	Rate shown represents yield to maturity.

(h)	All or a portion of this security is held by the counterparty as collateral for reverse repurchase agreements.

#	Aggregate cost for federal income tax purposes is substantially the same.
Abbreviations used in this schedule:
ARS — Argentine Peso
DEM — German Mark
EUR — Euro
GDP — Gross Domestic Product
ITL — Italian Lira
MXN — Mexican Peso
MYDFA — Multi-Year Depository Facility Agreement
PDI — Past Due Interest
See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
The Salomon Brothers Worldwide Income Fund Inc. (the “Fund”) was incorporated in Maryland on October 21, 1993 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”). The Fund seeks to maintain a high level of current income by investing primarily in a portfolio of high-yield non-U.S. and U.S. corporate debt securities. As a secondary objective, the Fund seeks capital appreciation.
The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.
The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Reverse Repurchase Agreements
The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings, which may create leverage risk to the Fund.
(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(f) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
(g) Security Transactions. Security transactions are accounted for on a trade date basis.
2. Investments
At July 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,206,271
Gross unrealized depreciation	(951,499)

Net unrealized appreciation	$7,254,772

At July 31, 2006, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Loss
Contracts to Sell:
U.S. Treasury Notes 10 Year Futures	150	9/06	$15,783,281	$15,904,687	$(121,406)
At July 31, 2006, the Fund had the following open reverse repurchase agreements:

Face
Amount	Security	Value

$568,319	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 7/7/06 bearing 0.400% to be repurchased at $568,534 on 8/10/06, collateralized by: $437,000 Republic of Turkey, 11.875% due 1/15/30; Market Value (including accrued interest) — $638,505	$568,319

1,486,375	Reverse Repurchase Agreement with Credit Suisse First Boston, dated 7/21/06 bearing 4.500% to be repurchased at $1,493,993 on 8/31/06, collateralized by: $1,265,000 Republic of the Phillipines, 10.625% due 3/16/25; Market Value (including accrued interest) — $1,674,314	1,486,375

2,217,352	Reverse Repurchase Agreement with Deutsche Bank Securities Inc., dated 7/7/06 bearing 0.200% to be repurchased at $2,218,030 on 8/31/06, collateralized by: $1,705,000 Republic of Turkey, 11.875% due 1/15/30; Market Value (including accrued interest) — $2,491,194	2,217,352

	Total Reverse Repurchase Agreements (Proceeds — $4,272,046)	$4,272,046

Transactions in reverse repurchase agreements for the Fund during the period ended July 31, 2006 were as follows:

Average	Weighted	Maximum
Daily	Average	Amount
Balance	Interest Rate	Outstanding
$1,628,508	0.910%	$4,272,046
Interest rates on reverse repurchase agreements ranged from 0.200% to 4.500% during the period ended July 31, 2006.

ITEM 2. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Salomon Brothers Worldwide Income Fund Inc.

By	/s/ Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: September 28, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: September 28, 2006

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer
Date: September 28, 2006